LEASES.	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
LEASES.
5.	LEASES.

As discussed in Note 1, on January 1, 2019, the Company adopted the provisions of ASC 842 using the prospective transition approach, which applies the provisions of ASC 842 upon adoption, with no change to prior periods. This adoption resulted in the Company recognizing initial right of use assets and lease liabilities of $43,753,000. The adoption did not have a significant impact on the Company's consolidated statements of operations.

Upon the initial adoption of ASC 842, the Company elected the following practical expedients allowable under the guidance: not to reassess whether any expired or existing contracts are or contain leases; not to reassess the lease classification for any expired or existing leases; not to reassess initial direct costs for any existing leases; not to separately identify lease and nonlease components; and not to evaluate historical land easements. Additionally, the Company elected the short-term lease exemption policy, applying the requirements of ASC 842 to only long-term (greater than 1 year) leases.

The Company leases railcar equipment, office equipment and land for certain of its facilities. Operating lease right of use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses its estimated incremental borrowing rate, unless an implicit rate is readily determinable, as the discount rate for each lease in determining the present value of lease payments. For the three and nine months ended September 30, 2019, the Company's weighted average discount rate was 6.01%. Operating lease expense is recognized on a straight-line basis over the lease term.

The Company determines if an arrangement is a lease or contains a lease at inception. The Company's leases have remaining lease terms of approximately 1 year to 57 years, which may include options to extend the lease when it is reasonably certain the Company will exercise those options. For the three and nine months ended September 30, 2019, the weighted average remaining lease terms of equipment and land-related leases were 2.66 years and 13.43 years, respectively. The Company does not have lease arrangements with residual value guarantees, sale leaseback terms or material restrictive covenants. The Company does not have any material finance lease obligations nor sublease agreements.

The following table summarizes the remaining maturities of the Company's operating lease liabilities, assuming all land lease extensions are taken, as of September 30, 2019 (in thousands):

Year Ended:	Equipment	Land Related
2019	$2,220	$262
2020	7,349	1,054
2021	4,364	1,077
2022	4,140	1,100
2023	3,500	1,013
2024-43	10,181	34,931
	$31,754	$39,437

For the three and nine months ended September 30, 2019, the Company recorded operating lease costs of $2,157,000 and $6,490,000 in cost of goods sold, respectively, and $119,000 and $354,000 in selling, general and administrative expenses, respectively, in the Company's statements of operations.